NOTES PAYABLE, BANK OVERDRAFTS AND LONG-TERM DEBT	9 Months Ended
Sep. 30, 2022
Debt Disclosure [Abstract]
NOTES PAYABLE, BANK OVERDRAFTS AND LONG-TERM DEBT	NOTES PAYABLE, BANK OVERDRAFTS AND LONG-TERM DEBT
Notes payable, bank overdrafts and long-term debt consisted of the following:

	September 30, 2022	December 31, 2021
	(U.S. Dollars in thousands)
Revolving Credit Facility	$240,089	$312,017
Term Loan A and Term Loan B	827,100	836,775
Vessel financing loans	93,155	104,184
Other long-term financing arrangements	42,190	57,361
Other revolving credit facilities, at a weighted average interest rate of 3.6% as of September 30, 2022 (1.8% as of December 31, 2021)	72,600	19,600
Bank overdrafts	20,284	9,395
Finance lease obligations, at a weighted average interest rate of 3.6% as of September 30, 2022 (3.5% as of December 31, 2021)	30,726	40,719
	1,326,144	1,380,051
Unamortized debt discounts and debt issuance costs	(18,724)	(21,063)
	1,307,420	1,358,988
Current maturities, net of unamortized debt discounts and debt issuance costs	(78,984)	(51,785)
Bank overdrafts	(20,284)	(9,395)
Long-term debt, net	$1,208,152	$1,297,808
Term Loan and Revolving Credit Facility
On March 26, 2021, Dole entered into an agreement for a senior secured revolving credit facility (the “Revolving Credit Facility”) and a term loan (“Term Loan B”) with certain lenders (the Revolving Credit Facility and Term Loan B, together, the “Credit Agreement”), which provided for up to $500.0 million and $940.0 million of borrowings, respectively.
As part of the execution of the Revolving Credit Facility, the Company drew down $500.0 million on March 29, 2021 and placed $232.0 million of the borrowings on temporary deposit. In April of 2021, the $232.0 million on deposit was used to reduce the drawn amount on the Revolving Credit Facility to $268.0 million.
On August 3, 2021, the Credit Agreement was amended to increase the Revolving Credit Facility to $600.0 million, add an additional $300.0 million term loan (“Term Loan A”) and reduce potential borrowings under Term Loan B to $540.0 million.
Proceeds from the Credit Agreement were used to pay down existing debt of Legacy Dole and certain bilateral facilities of the Company.
Interest under the Revolving Credit Facility and Term Loan A is payable, at the option of Dole, either at (i) LIBOR, or the respective benchmark rate depending on the currency of the loan, plus 1.00% to 2.75%, with a benchmark floor of 0.00% or (ii) a base rate plus 0.00% to 1.75%, in each case, to be determined based on credit ratings and the Company’s total net leverage ratio. Interest under Term Loan B is payable, at the option of Dole, either at (i) LIBOR, or the respective benchmark rate depending on the currency of the loan, plus 2.00% to 2.25%, with a benchmark floor of 0.00% or (ii) a base rate plus 1.00% to 1.25%, in each case, to be determined based on credit ratings. As discussed in Note 14 “Derivative Financial Instruments”, the Company enters into interest rate swap arrangements to fix a portion of the Credit Agreement’s variable rate debt to fixed rate debt.
Principal payments of $1.9 million under Term Loan A are due quarterly until maturity, with the remaining balance due on the maturity date of August 3, 2026. Principal payments of $1.4 million under Term Loan B are due quarterly until maturity, with the remaining balance due on the maturity date of August 3, 2028.
As of September 30, 2022, amounts outstanding under Term Loan A and Term Loan B were $827.1 million, in the aggregate, and borrowings under the Revolving Credit Facility were $240.1 million. After taking into account approximately $15.0 million of related outstanding letters of credit, Dole had $344.9 million available for cash borrowings under the Revolving Credit Facility as of September 30, 2022. As of December 31, 2021, amounts outstanding under Term Loan A and Term Loan B were $836.8 million, in the aggregate, and borrowings under the Revolving Credit Facility were $312.0 million. After taking into account approximately $17.0 million of related outstanding letters of credit, Dole had $271.0 million available for cash borrowings under the Revolving Credit Facility as of December 31, 2021.
Borrowings under the Credit Agreement are secured by the equity interests of substantially all Dole subsidiaries located in the U.S. and certain subsidiaries located in Europe and by substantially all of the Company’s material U.S. assets.
Lines of Credit
In addition to amounts available under the Revolving Credit Facility, Dole’s subsidiaries have lines of credit of approximately $229.9 million at various local banks, of which $145.2 million was available as of September 30, 2022. As of December 31, 2021, there were lines of credit of $250.6 million, of which $212.0 million was available for use. These lines of credit are used primarily for short-term borrowings or bank guarantees. The majority of Dole’s lines of credit extend indefinitely but may be cancelled at any time by Dole or the banks, and if cancelled, any outstanding amounts would be due on demand.